OPERATING LEASE (Tables)	12 Months Ended
Mar. 31, 2023
OPERATING LEASE
Schedule of supplemental consolidated balance sheet information related to leases

Supplemental consolidated balance sheet information related to leases were as follows:

	March 31, 2022	March 31, 2023
	RMB	RMB

Right-of-use assets	29,584	84,461

Operating lease liabilities - current	10,994	7,667
Operating lease liabilities - non-current	10,866	77,462
Total operating lease liabilities	21,860	85,129

Weighted average remaining lease term	2.25	8.64
Weighted average incremental borrowing rate	5.19%	5.13%

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases in both continuing and discontinued operations were as follows:

	For the fiscal year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities	13,599	23,547	10,231
Right-of-use assets obtained in exchange for operating lease liabilities	46,829	23,628	84,947

Schedule of maturities of lease liabilities

Maturities of operating lease liabilities are as follows:

March 31, 2023
RMB

Fiscal year ended March 31, 2024	11,174
Fiscal year ended March 31, 2025	8,821
Fiscal year ended March 31, 2026	9,263
Thereafter	76,411
Total operating lease payments	105,669
Less: imputed interest	(20,540)
Total lease liabilities	85,129